FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2015 Approximate [Member] ARS	Jan. 31, 2014 Approximate [Member] ARS	Jan. 31, 2015 Approximate [Member] USD ($)	Jan. 31, 2015 Approximate [Member] CAD	Jan. 31, 2014 Approximate [Member] USD ($)	Jan. 31, 2014 Approximate [Member] CAD
Cash, FDIC Insured Amount	$ 100,000
Cash						527,000	30,000	1,260,000	608,000
Canadian dollar term deposits guaranteed by the provincial government of BC							25,000		51,000
Change in value of currency against US Dollar	10.00%
Net Loss Increase/Decrease Due to Foreign Exchange	48,976
Foreign Currency Transaction Gain (Loss), Unrealized	32,004	283,632	108,848
Cash in an International Bank				182,000	6,136,000
Cash Managed With International Registered Broker Dealer	4,129,000	0
Loans and Leases Receivable, Gross, Other	$ 0	$ 260,000